Summary of Contractual Maturities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2011 Finance leases USD ($)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)
Schedule of Operating Leases [Line Items]
2012				$ 29,212	¥ 2,429,001	$ 3,922	¥ 326,116	$ 18,394	¥ 1,529,447
2013				21,143	1,758,024	2,602	216,387	1,284	106,809
2014				16,164	1,343,998	1,985	165,018	1,846	153,470
2015				10,966	911,785	753	62,632	630	52,361
2016				5,347	444,633	338	28,095	721	59,945
Thereafter				2,898	241,012	80	6,623	1,064	88,525
Total finance receivables, net	$ 116,579	¥ 9,693,551	¥ 9,840,176	$ 85,730	¥ 7,128,453	$ 9,680	¥ 804,871	$ 23,939	¥ 1,990,557